Since Inception [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Putnam Retirement Advantage 2045 Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	18.83%	20.82%	(16.70%)	17.16%	14.64%